Information by business segment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of segments results and reconciliation to income before income tax

					2024
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,349,666	1,997,341	(604,034)	23,508	2,766,481
Cost of sales	(1,011,742)	(1,799,773)	604,034	(20,929)	(2,228,410)
Gross profit	337,924	197,568	-	2,579	538,071

Selling, general and administrative	(66,307)	(57,197)	-	(3,824)	(127,328)
Mineral exploration and project evaluation	(60,939)	(7,887)	-	850	(67,976)
Impairment loss of long-lived assets	(32,870)	-	-	-	(32,870)
Other income and expenses, net	(41,714)	7,984	-	219	(33,511)
Operating (loss) income	136,094	140,468	-	(176)	276,386

Depreciation and amortization	243,111	86,458	-	629	330,198
Miscellaneous adjustments	84,866	22,630	-	-	107,496
Adjusted EBITDA	464,071	249,556	-	453	714,080
Change in fair value of offtake agreement - note 16 (e) / (i)					(102)
Impairment loss of long-lived assets – note 31					(32,870)
Impairment (reversal) of other assets					(307)
Aripuanã ramp-up impacts (ii)					(25,158)
Loss on sale and write-off of property, plant and equipment					(16,183)
Remeasurement in estimates of asset retirement obligations - note 27 (a)					5,310
Remeasurement adjustment of streaming agreement - note 29					(21,084)
Change in fair value of energy forward contracts - note 16 (d)/(iii)					81
Other restoration obligations (iv)					(1,026)
Divestment and restructuring (v)					9,028
Dividends received in cash - note 30 (g)/(vi)					(25,185)
Miscellaneous adjustments					(107,496)
Depreciation and amortization					(330,198)
Share in Result of associate					21,223
Net financial results					(369,460)
Loss before income tax					(71,851)

					2023
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,090,276	1,946,661	(468,250)	4,546	2,573,233
Cost of sales	(1,026,178)	(1,726,271)	468,250	9,842	(2,274,357)
Gross profit	64,098	220,390	-	14,388	298,876

Selling, general and administrative	(61,690)	(61,097)		(3,812)	(126,599)
Mineral exploration and project evaluation	(90,238)	(9,374)	-	-	(99,612)
Impairment loss of long-lived assets	(109,347)	(5,296)	-	-	(114,643)
Other income and expenses, net	(67,876)	(26,412)	-	(16,296)	(110,584)
Operating (loss) income	(265,053)	118,211	-	(5,720)	(152,562)
					-
Depreciation and amortization	229,153	80,471	-	851	310,475
Miscellaneous adjustments	196,529	51,599	-	-	248,128
Adjusted EBITDA	160,629	250,281	-	(4,869)	406,041
Changes in fair value of offtake agreement (i)					2,268
Impairment loss of long-lived assets – note 31					(114,643)
Ramp-up expenses of greenfield projects (Aripuanã) (ii)					(15,494)
Loss on sale of property, plant and equipment					(3,734)
Remeasurement in estimates of asset retirement obligations					3,125
Remeasurement adjustment of streaming agreement – note 29					(10,121)
Change in fair value of energy forward contracts - note 16 (d)/(iii)					(15,663)
Tax voluntary disclosure – VAT matters – note 9					(86,906)
Other restoration obligations (iv)					(6,960)
Miscellaneous adjustments					(248,128)
Depreciation and amortization					(310,475)
Share in result of associates					23,536
Net financial results					(167,058)
Loss before income tax					(296,084)

					2022
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,248,027	2,466,967	(683,583)	2,579	3,033,990
Cost of sales	(904,370)	(2,190,530)	683,583	17,381	(2,393,936)
Gross profit	343,657	276,437	-	19,960	640,054

Selling, general and administrative	(64,219)	(60,287)	-	(20,664)	(145,170)
Mineral exploration and project evaluation	(88,867)	(9,934)	-	-	(98,801)
Impairment loss of long-lived assets	(32,276)	(236)	-	-	(32,512)
Other income and expenses, net	(32,787)	43,049	-	(12,936)	(2,674)
Operating (loss) income	125,508	249,029	-	(13,640)	360,897

Depreciation and amortization	206,540	77,904	-	7,696	292,140
Miscellaneous adjustments	110,993	(825)	-	-	110,168
Adjusted EBITDA	443,041	326,108	-	(5,944)	763,205
Changes in fair value of offtake agreement (i)					24,267
Impairment loss of long-lived assets – note 31					(32,512)
Ramp-up expenses of greenfield projects (Aripuanã) (ii)					(87,540)
Impairment of other assets					(9,302)
Loss on sale of property, plant and equipment					(698)
Remeasurement in estimates of asset retirement obligations					6,182
Remeasurement adjustment of streaming agreement – Note 29					(10,565)
Miscellaneous adjustments					(110,168)
Depreciation and amortization					(292,140)
Share in result of associates					1,885
Net financial results					(134,811)
Income before income tax					227,971

(i) This amount represents the change in the fair value of the offtake agreement described in note 16 (e), which is being measured at Fair value through profit and loss (“FVTPL”). This change in the fair value is a non-cash item and has not been considered in the Company’s Adjusted EBITDA calculation.

(ii) Excludes the impact of commissioning, pre-operating, and ramp-up expenses of greenfield projects. For the year 2024, corresponds to the effects of idle capacity costs of the Aripuanã of USD 25,499 and excludes the net reversal of the net realizable value provision of Aripuanã’s inventory of USD 341 (excluding the depreciation portion). Aripuanã completed its ramp-up phase at the end of the second quarter of 2024.

(iii) The fair value adjustment of the energy surplus resulting from electric energy purchase contracts of NEXA’s subsidiary, Pollarix, as disclosed in note 16 (d). This change in the fair value is a non-cash item and has not been considered in the Company’s Adjusted EBITDA calculation.

(iv) Change of provision related to estimated costs of anticipated additional obligations in relation to certain inactive industrial waste containment structures in Brazil that have been closed for more than 20 years and that do not contain mining tailings, water or liquid waste as disclosed in note 27 (a) (iii). As such, they have not contributed to Nexa’s operational performance.

(v) Refers to the effects of restructuring obligations, and the gain or loss related to the divestments, as mentioned in note 9. These amounts are excluded from the Adjusted EBITDA calculation, as they do not specifically reflect Nexa’s operational performance.

(vi) Refers to dividends received from associate company Campos Novos Energia S.A – Enercan, an entity focused on energy generation. As the purpose of Nexa’s investment in Enercan is to secure long-term energy supply for its operations in Brazil, the chief operating decision maker (CODM) considers Nexa’s energy costs for a given period together with dividends received from Enercan during such period. Nexa recognized its share of the assets, liabilities, revenues and expenses for its interest in Enercan until November 2022, when it ceased to be a jointly controlled operation. Beginning in 2024, Nexa includes these dividends in its segmented Adjusted EBITDA, as the CODM considers them jointly with Nexa’s energy costs.